FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET [Abstract]
Schedule of Fixed Assets, Net

Fixed assets consist of the following:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Electronic equipment	94,783	125,568	20,155
Other office and warehouse equipment	53,570	80,131	12,862
Vehicles	2,005	2,378	382
Leasehold improvements	12,489	13,186	2,116
Construction in progress	-	4,883	784

Total	162,847	226,146	36,299
Less: accumulated depreciation	(66,235)	(104,872)	(16,833)

Fixed assets, net	96,612	121,274	19,466